UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6398

Fidelity New York Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® New York Municipal
Money Market Fund

October 31, 2008

1.809088.104

NFS-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 94.4%
	Principal Amount	Value
Alabama - 0.0%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series ROC II R 11310, 1.87% (Liquidity Facility Citibank NA) (a)(d)	$ 2,400,000	$ 2,400,000
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 1.93% (Liquidity Facility Citibank NA) (a)(b)(d)	1,745,000	1,745,000
California - 0.2%
California Infrastructure & Econ. Dev. Bank Rev. (Orange County Performing Arts Ctr. Proj.) Series 2008 A, 0.6%, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12020, 1.8% (Liquidity Facility Citibank NA) (a)(d)	5,895,000	5,895,000
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 1.4%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
		13,295,000
Florida - 0.2%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Clascona Groves Apts. Proj.) Series A, 1.63%, LOC Citibank NA, VRDN (a)(b)	1,000,000	1,000,000
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2004, 0.75%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
Series 2007 B, 1.6%, LOC Branch Banking & Trust Co., VRDN (a)	5,825,000	5,825,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) 1.75%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
		10,025,000
Georgia - 0.2%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 H, 1.75%, LOC Landesbank Baden-Wuert, VRDN (a)	14,400,000	14,400,000
Illinois - 0.2%
Chicago Wastewtr. Transmission Rev. Series 2008 C3, 1.25%, LOC Northern Trust Co., Chicago, VRDN (a)	10,500,000	10,500,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - 0.1%
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Foundation of Northwest Indiana Proj.) Series 2008, 1.7%, LOC Harris NA, VRDN (a)	$ 6,800,000	$ 6,800,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Clarion Health Obligated Group Proj.) Series 2005 D, 1.43%, LOC Branch Banking & Trust Co., VRDN (a)	1,940,000	1,940,000
		8,740,000
Kansas - 0.4%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 1.45%, LOC Harris NA, VRDN (a)	22,620,000	22,620,000
Kentucky - 0.2%
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 1.85%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (a)(b)	11,200,000	11,200,000
Louisiana - 0.1%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 2%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Michigan - 0.1%
Michigan Bldg. Auth. Rev. Series I, 1.77%, LOC JPMorgan Chase Bank, VRDN (a)	7,800,000	7,800,000
Minnesota - 0.1%
Univ. of Minnesota Series 2001 C, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,005,000	7,005,000
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series BBT 08 39, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,000,000	10,000,000
Nevada - 0.6%
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt.:
Series 2005 A1, 1.95%, LOC Bayerische Landesbank, VRDN (a)(b)	16,700,000	16,700,000
Series 2005 A2, 1.95%, LOC Bayerische Landesbank, VRDN (a)(b)	16,700,000	16,700,000
		33,400,000
New York - 86.0%
Albany City School District BAN Series B, 2.75% 6/26/09	14,518,000	14,597,549
Albany Gen. Oblig. BAN 2.75% 7/10/09	16,700,000	16,820,813
Amsterdam Enlarged City School District BAN 2.75% 6/26/09	10,000,000	10,051,556
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Arlington Central School District BAN Series A, 2.75% 5/15/09	$ 24,400,000	$ 24,511,194
Auburn City School District BAN 3% 6/26/09	12,883,000	12,961,680
Binghamton Gen. Oblig. BAN 2.75% 2/6/09	23,277,500	23,317,957
Carthage Central School District BAN 2.75% 6/19/09	20,853,000	20,971,994
Central Islip Union Free School District TAN 2.75% 6/30/09	14,800,000	14,897,891
Chemung County Indl. Dev. Agcy. Indl. Dev. Rev. (Med. Mgmt. & Rehabilitation Svc. 2nd Prog. Trayer, Inc. Proj.) Series A, 2%, LOC HSBC Bank USA, NA, VRDN (a)(b)	2,045,000	2,045,000
Cold Spring Hbr. Central School District TAN 3.5% 6/30/09	5,000,000	5,014,535
East Aurora Union Free School District BAN 2.75% 7/2/09	14,700,000	14,798,061
East Hampton Union Free School District TAN 3% 6/30/09	11,500,000	11,597,635
East Rochester Hsg. Auth. Rev. (Daniels Creek at Baytowne Proj.) 2.3%, LOC HSBC Bank USA, NA, VRDN (a)(b)	9,780,000	9,780,000
Great Neck Union Free School District TAN 3% 6/24/09	15,000,000	15,085,792
Haverstraw BAN 2.5% 3/13/09	26,882,395	26,907,089
Herricks Union Free School District TAN 2.25% 6/26/09	7,500,000	7,525,425
Longwood Central School District BAN 2.75% 6/12/09	11,300,000	11,365,103
Middle Country Century School District Centereach TAN 2.75% 6/30/09	17,200,000	17,326,607
Monroe County Indl. Dev. Agcy. Rev. (Advent Tool & Mold Proj.) Series 1990 D, 2.5%, LOC HSBC Bank USA, NA, VRDN (a)(b)	310,000	310,000
Nassau Co. Swr. & Storm Wtr. Fin.:
3.5% 11/10/08, LOC Bank of America NA, CP	25,530,000	25,530,000
3.5% 11/13/08, LOC Bank of America NA, CP	19,300,000	19,300,000
Nassau County Interim Fin. Auth. Series 2008 F, 1.4% (Liquidity Facility Bank of America NA), VRDN (a)	38,085,000	38,085,000
New York City Gen. Oblig.:
Bonds:
Series 2002 B, 5.25% 8/1/09	8,500,000	8,723,542
Series 2004 E, 5.25% 8/1/09	21,510,000	21,947,868
Series 2004 G, 5% 8/1/09	8,465,000	8,631,179
Series 2004 I, 5% 8/1/09	10,950,000	11,212,464
Series 2009 B3, 3.5%, tender 3/2/09, LOC TD Banknorth, NA (a)	33,225,000	33,257,217
Participating VRDN:
Series BA 08 1064, 1.77% (Liquidity Facility Bank of America NA) (a)(d)	18,050,000	18,050,000
Series Clipper 08 1, 1.82% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	18,695,000	18,695,000
Series Putters 3217, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,905,000	16,905,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 11501, 1.84% (Liquidity Facility Citibank NA) (a)(d)	$ 7,195,000	$ 7,195,000
Series 1993 A8, 0.85%, LOC JPMorgan Chase Bank, VRDN (a)	2,515,000	2,515,000
Series 1993 E5, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Series 1994 A4, 1.15%, LOC WestLB AG, VRDN (a)	15,700,000	15,700,000
Series 1994 A5, 0.85%, LOC KBC Bank NV, VRDN (a)	1,015,000	1,015,000
Series 1994 A7, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	18,800,000	18,800,000
Series 1994 E5:
1.15%, LOC JPMorgan Chase Bank, VRDN (a)	2,400,000	2,400,000
1.15%, LOC JPMorgan Chase Bank, VRDN (a)	5,200,000	5,200,000
Series 1994 H5, 1.15% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,900,000	12,900,000
Series 1995 B8, 1.68%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	12,760,000	12,760,000
Series 1995 B9, 1.68%, LOC JPMorgan Chase Bank, VRDN (a)	14,000,000	14,000,000
Series 2003 C4, 1.36%, LOC BNP Paribas SA, VRDN (a)	22,000,000	22,000,000
Series 2004 A6, 1.65%, LOC Landesbank Baden-Wuert, VRDN (a)	1,700,000	1,700,000
Series 2004 H1, 1.15%, LOC Bank of New York, New York, VRDN (a)	1,000,000	1,000,000
Series 2004 H4, 0.85%, LOC Bank of New York, New York, VRDN (a)	5,500,000	5,500,000
Series 2004 H7, 0.7%, LOC KBC Bank NV, VRDN (a)	20,010,000	20,010,000
Series 2004 H8, 1.25%, LOC WestLB AG, VRDN (a)	32,200,000	32,200,000
Series 2006 E2, 0.7%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Series 2006 E3, 1.74%, LOC Bank of America NA, VRDN (a)	28,090,000	28,090,000
Series 2006 I3, 1.45%, LOC Bank of America NA, VRDN (a)	700,000	700,000
Series 2006 I5, 1.05%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	33,335,000	33,335,000
Series 2008 J11, 1.3% (Liquidity Facility KBC Bank NV), VRDN (a)	3,400,000	3,400,000
Series 2008 J3, 1.15%, LOC Allied Irish Banks PLC, VRDN (a)	24,500,000	24,500,000
Series 2008 J4, 0.7% (Liquidity Facility Bank of America NA), VRDN (a)	51,060,000	51,060,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2008 J5, 1.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 7,705,000	$ 7,705,000
Series 2008 J7, 1.6%, LOC Landesbank Baden-Wuert, VRDN (a)	18,450,000	18,450,000
Series 2008 J8, 1.1%, LOC Landesbank Baden-Wuert, VRDN (a)	11,300,000	11,300,000
Series A10, 0.59%, LOC JPMorgan Chase Bank, VRDN (a)	5,500,000	5,500,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 1.25%, LOC TD Banknorth, NA, VRDN (a)	10,870,000	10,870,000
Series 2008 D, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	22,000,000	22,000,000
Series 2008 E, 1.38%, LOC JPMorgan Chase Bank, VRDN (a)	44,030,000	44,030,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 1.25%, LOC RBS Citizens NA, VRDN (a)	21,200,000	21,200,000
(Cook Street Apts. Proj.) Series A, 1.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	26,600,000	26,600,000
(Pitt Street Residence Proj.) Series A, 1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	31,000,000	31,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 1.8%, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,600,000	11,600,000
(270 East Burnside Avenue Apts.) Series A, 1.8%, LOC HSBC Bank USA, NA, VRDN (a)(b)	13,000,000	13,000,000
(89 Murray St. Proj.) Series A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
(Beacon Mews Dev. Proj.) Series 2006 A, 1.83%, LOC Citibank NA, VRDN (a)(b)	9,600,000	9,600,000
(Courtland Avenue Apts. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	7,905,000	7,905,000
(First Avenue Dev. Proj.) Series A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	18,000,000	18,000,000
(Manhattan Court Dev. Proj.) Series A, 1.75%, LOC Citibank NA, VRDN (a)(b)	16,500,000	16,500,000
(Morris Ave. Apts. Proj.) Series A, 1.75%, LOC HSBC Bank USA, NA, VRDN (a)(b)	21,000,000	21,000,000
(Nagle Courtyard Apts. Proj.) Series A, 1.75%, LOC Fannie Mae, VRDN (a)(b)	4,200,000	4,200,000
(Related-Upper East Proj.) Series A, 1.85%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	61,600,000	61,600,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(State Renaissance Court Proj.) Series A, 1.65%, LOC Freddie Mac, VRDN (a)(b)	$ 26,500,000	$ 26,500,000
(West 48th Street Dev. Proj.) Series 2001 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	19,000,000	19,000,000
Series A, 1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	29,650,000	29,650,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Morris Avenue Apts. Proj.) Series A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	17,200,000	17,200,000
(One Columbus Place Dev. Proj.) Series A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	25,700,000	25,700,000
(Progress of People Dev. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	10,225,000	10,225,000
(Related-Monterey Proj.) Series 1997 A, 1.45%, LOC Fannie Mae, VRDN (a)	2,500,000	2,500,000
(Related-Tribeca Tower Proj.) Series 1997 A, 2.5%, LOC Fannie Mae, VRDN (a)(b)	30,600,000	30,600,000
(Rivereast Apts. Proj.) Series A, 1.65%, LOC Freddie Mac, VRDN (a)(b)	49,550,000	49,550,000
(Sierra Dev. Proj.) Series A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	14,730,000	14,730,000
(Two Gold Street Proj.) Series 2006 A, 1.75%, LOC Fannie Mae, VRDN (a)	5,000,000	5,000,000
(West 43rd Street Proj.) Series 1999 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	24,200,000	24,200,000
(West End Towers Proj.) Series 2004 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	15,000,000	15,000,000
Series 2001 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	30,595,000	30,595,000
Series 2002 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	12,500,000	12,500,000
Series 2007 E2, 3.3%, LOC Bank of America NA, VRDN (a)(b)	29,215,000	29,215,000
Series 2008 A, 2.5%, LOC Freddie Mac, VRDN (a)(b)	18,290,000	18,290,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(American Civil Liberties Union Foundation, Inc. Proj.) Series 2005, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	1,200,000	1,200,000
(Casa Proj.) Series 2000, 1.7%, LOC JPMorgan Chase Bank, VRDN (a)	8,900,000	8,900,000
(Lycee Francais de New York Proj.) Series 2002 B, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	4,300,000	4,300,000
(Planned Parenthood Proj.) 1.4%, LOC Bank of America NA, VRDN (a)	1,185,000	1,185,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Indl. Dev. Agcy. Solid Waste Facility Rev. (USA Waste Svcs. Proj.) 1.44%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 19,300,000	$ 19,300,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev.:
(Korean Airlines Proj.):
Series 1997 A, 1.5%, LOC HSBC Bank USA, NA, VRDN (a)(b)	34,180,000	34,180,000
Series 1997 B, 1.5%, LOC HSBC Bank USA, NA, VRDN (a)(b)	6,100,000	6,100,000
(New York Stock Exchange Proj.) Series 2004 B, 1.4%, LOC Bank of America NA, VRDN (a)	16,841,000	16,841,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series 07 1038, 1.77% (Liquidity Facility Bank of America NA) (a)(d)	32,270,000	32,270,000
Series BA 08 1074, 1.77% (Liquidity Facility Bank of America NA) (a)(d)	2,800,000	2,800,000
Series BBT 08 15, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	4,000,000	4,000,000
Series EGL 06 69 Class A, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	22,570,000	22,570,000
Series EGL 07 0157, 1.83% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	7,000,000	7,000,000
Series PT 3992, 1.76% (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,995,000	5,995,000
Series Putters 2464, 1.8% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(d)	3,195,000	3,195,000
Series Putters 2540, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,455,000	1,455,000
Series Putters 3034, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,935,000	11,935,000
Series Putters 3231Z, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	16,175,000	16,175,000
Series ROC II R 11264, 1.84% (Liquidity Facility Citibank NA) (a)(d)	1,720,000	1,720,000
Series ROC II R 602, 1.84% (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Series ROC II R 9302, 1.84% (Liquidity Facility Citigroup, Inc.) (a)(d)	4,300,000	4,300,000
Series 2003 F2, 1.14% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	17,285,000	17,285,000
Series 2005 AA2, 2.15% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	8,700,000	8,700,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2006 AA1, 1.05% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	$ 3,000,000	$ 3,000,000
Series 2008 B1, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,200,000	10,200,000
Series 2008 B3, 0.7% (Liquidity Facility Bank of America NA), VRDN (a)	12,800,000	12,800,000
Series 2008 B4, 1.31% (Liquidity Facility BNP Paribas SA), VRDN (a)	22,150,000	22,150,000
Series 2008 BB, 1.1% (Liquidity Facility Bank of America NA), VRDN (a)	4,000,000	4,000,000
Series 2008 BB2, 1.25% (Liquidity Facility Bank of America NA), VRDN (a)	19,820,000	19,820,000
Series 2009 BB1, 0.85%, LOC Landesbank Hessen-Thuringen, VRDN (a)	43,400,000	43,400,000
Series 2009 BB2, 0.8%, LOC Landesbank Hessen-Thuringen, VRDN (a)	69,400,000	69,400,000
Series 6, 1.75% 1/22/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	56,800,000	56,800,000
New York City Transitional Fin. Auth. Rev.:
Bonds Series C, 5% 5/1/29 (Pre-Refunded to 5/1/09 @ 101) (c)	5,930,000	6,085,873
Participating VRDN:
Series BA 08 1079, 1.77% (Liquidity Facility Bank of America NA) (a)(d)	5,000,000	5,000,000
Series BA 08 3505, 1.77% (Liquidity Facility Bank of America NA) (a)(d)	4,035,000	4,035,000
Series EGL 01 3202 Class A, 1.5% (Liquidity Facility Citibank NA) (a)(d)	3,300,000	3,300,000
Series EGL 07 0024, 1.83% (Liquidity Facility Bayerische Landesbank) (a)(d)	19,700,000	19,700,000
Series Putters 3218, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,300,000	5,300,000
Series 1999 A1, 2.65% (Liquidity Facility WestLB AG), VRDN (a)	21,400,000	21,400,000
Series 1999 A2, 1.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000,000	1,000,000
Series 2001 A, 1.95% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	53,700,000	53,700,000
Series 2001 B, 1.15% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2003 1B, 1.95% (Liquidity Facility Societe Generale), VRDN (a)	$ 12,800,000	$ 12,800,000
Series 2003 1D, 1.15% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,080,000	1,080,000
Series 2003 2A, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	9,100,000	9,100,000
Series 2003 2F, 1.15% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	2,500,000	2,500,000
Series C, 0.75% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	7,900,000	7,900,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.):
Series 2008 A1, 0.8%, LOC Bank of America NA, VRDN (a)	25,100,000	25,100,000
Series 2008 A2, 0.7%, LOC Bank of America NA, VRDN (a)	10,275,000	10,275,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	21,100,000	21,100,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series Putters 3239, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,075,000	5,075,000
Series ROC II R 12040, 1.85% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,500,000	6,500,000
Series ROC II R 12061, 1.84% (Liquidity Facility Citigroup, Inc.) (a)(d)	19,000,000	19,000,000
Series ROC II R 12121, 1.84% (Liquidity Facility Citibank NA) (a)(d)	6,000,000	6,000,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BA 08 1195, 1.77% (Liquidity Facility Bank of America NA) (a)(d)	10,000,000	10,000,000
Series EGL 06 0138 Class A, 1.85% (Liquidity Facility Citibank NA) (a)(d)	5,000,000	5,000,000
Series EGL 06 47 Class A, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	61,400,000	61,400,000
Series EGL 07 0003, 1.83% (Liquidity Facility Citibank NA) (a)(d)	30,560,000	30,560,000
Series EGL 07 0066, 1.83% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	17,025,000	17,025,000
Series PT 4623, 1.86% (Liquidity Facility Deutsche Postbank AG) (a)(d)	17,740,000	17,740,000
Series SGA 01 132, 1.83% (Liquidity Facility Societe Generale) (a)(d)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
(Fordham Univ. Proj.) Series 2008 A1, 1.25%, LOC Allied Irish Banks PLC, VRDN (a)	$ 7,700,000	$ 7,700,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 1.4%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	22,300,000	22,300,000
(The Culinary Institute of America Proj.) Series 2004 C, 1.65%, LOC TD Banknorth, N.A., VRDN (a)	12,000,000	12,000,000
(Univ. of Rochester Proj.):
Series 2003 A, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Series 2003 C, 1.68%, LOC JPMorgan Chase Bank, VRDN (a)	5,850,000	5,850,000
Series 2006 B1, 1.25%, LOC Bank of America NA, VRDN (a)	8,050,000	8,050,000
Series 2008 A1, 1.39%, LOC Bank of America NA, VRDN (a)	18,905,000	18,905,000
New York Dorm. Authoirty Personal Income Tax Rev. Participating VRDN Series BA 08 1148, 1.77% (Liquidity Facility Bank of America NA) (a)(d)	7,500,000	7,500,000
New York Hsg. Fin. Agcy. Personal Income Tax Rev. Participating VRDN Series ROC II R 11140, 1.84% (Liquidity Facility Citibank NA) (a)(d)	8,730,000	8,730,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 1.75%, LOC Fannie Mae, VRDN (a)	1,200,000	1,200,000
(101 West End Hsg. Proj.):
Series 1998 A, 1.65%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Series 2000 A, 1.65%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
(125 West 31st Street Proj.) Series 2005 A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	116,300,000	116,300,000
(1500 Lexington Avenue Proj.) Series A, 2.05%, LOC Fannie Mae, VRDN (a)(b)	15,475,000	15,475,000
(17th Street Hsg. Proj.) Series A, 1.5%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	119,600,000	119,600,000
(240 East 39th Street Hsg. Proj.) Series 1997 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	82,700,000	82,700,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
(316 Eleventh Ave. Hsg. Proj.) Series A, 1.8%, LOC Fannie Mae, VRDN (a)(b)	43,000,000	43,000,000
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 1.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	17,450,000	17,450,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 1.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	$ 35,500,000	$ 35,500,000
Series 2004 A, 1.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	11,200,000	11,200,000
(360 West 43rd Street Hsg. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	28,700,000	28,700,000
(455 West 37th Street Hsg. Proj.) Series A, 1.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	123,600,000	123,600,000
(505 West 37th Street Proj.) Series 2008 A, 1.85%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	19,700,000	19,700,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	56,100,000	56,100,000
(600 West 42nd Street Hsg. Proj.):
Series 2007 A, 1.75%, LOC Bank of New York, New York, VRDN (a)(b)	169,100,000	169,100,001
Series 2008 A, 1.7%, LOC Bank of New York, New York, VRDN (a)(b)	100,000,000	100,000,000
(66 West 38th Street Hsg. Proj.) Series A, 1.65%, LOC Fannie Mae, VRDN (a)(b)	44,300,000	44,300,000
(70 Battery Place Hsg. Proj.) Series 1999 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	34,500,000	34,500,000
Series 1999 A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	16,400,000	16,400,000
(88 Leonard Street Proj.) Series 2005 A, 1.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,400,000	14,400,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 1.65%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 A, 1.65%, LOC Freddie Mac, VRDN (a)(b)	57,100,000	57,100,000
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 1.65%, LOC Freddie Mac, VRDN (a)(b)	57,400,000	57,400,000
(Bowery Place Hsg. Proj.) Series A, 1.5%, LOC Bank of America NA, VRDN (a)(b)	83,800,000	83,800,000
(Clinton Green North Hsg. Proj.):
Series 2006 A, 1.8%, LOC Bank of America NA, VRDN (a)(b)	43,000,000	43,000,000
Series A, 1.8%, LOC Bank of America NA, VRDN (a)(b)	58,000,000	57,994,374
(Clinton Green South Hsg. Proj.) Series A, 1.8%, LOC Bank of America NA, VRDN (a)(b)	75,000,000	75,000,000
(East 39th Street Hsg. Proj.) Series 1999 A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	23,000,000	23,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Grace Towers Hsg. Proj.) Series 2004 A, 1.5%, LOC Freddie Mac, VRDN (a)(b)	$ 14,925,000	$ 14,925,000
(Kew Garden Hills Apts. Hsg. Proj.) Series A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	33,530,000	33,530,000
(MF Associates Proj.) Series 1991, 1.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,000,000	6,000,000
(Normandie Court II Hsg. Proj.) Series 1999 A, 1.5%, LOC Freddie Mac, VRDN (a)(b)	28,570,000	28,570,000
(Parkledge Apts. Hsg. Proj.) Series A, 6%, LOC Freddie Mac, VRDN (a)(b)	8,900,000	8,900,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 1.75%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	65,000,000	65,000,000
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 2.25%, LOC Fannie Mae, VRDN (a)(b)	7,435,000	7,435,000
(Sea Park East Hsg. Proj.) Series 2004 A, 2.25%, LOC Freddie Mac, VRDN (a)(b)	16,900,000	16,900,000
(Sea Park West Hsg. Proj.) Series 2004 A, 2.25%, LOC Freddie Mac, VRDN (a)(b)	14,300,000	14,300,000
(South Cove Plaza Proj.) Series A, 2.05%, LOC Freddie Mac, VRDN (a)(b)	19,300,000	19,300,000
(Talleyrand Crescent Hsg. Proj.) Series A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	11,300,000	11,300,000
(Tower 31 Hsg. Proj.) Series 2005 A, 1.85%, LOC Freddie Mac, VRDN (a)(b)	33,800,000	33,800,000
(Tribeca Park Proj.) Series 1997 A, 1.85%, LOC Fannie Mae, VRDN (a)(b)	14,700,000	14,700,000
(Union Square South Proj.) Series 1996 A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	26,300,000	26,300,000
(West 33rd Street Hsg. Proj.) Series A, 1.5%, LOC Fannie Mae, VRDN (a)(b)	8,200,000	8,200,000
(Worth Street Hsg. Proj.) Series A:
1.85%, LOC Fannie Mae, VRDN (a)(b)	2,400,000	2,400,000
1.85%, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 A, 1.75%, LOC WestLB AG, VRDN (a)	21,900,000	21,900,000
Series 2003 E, 1.7%, LOC BNP Paribas SA, VRDN (a)	1,900,000	1,900,000
Series 2003 I, 1.75%, LOC Landesbank Hessen-Thuringen, VRDN (a)	26,200,000	26,200,000
New York Local Govt. Assistance Corp.:
Series 1994 B, 2.5%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Local Govt. Assistance Corp.: - continued
Series 1995 G, 1.34% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, VRDN (a)	$ 6,500,000	$ 6,500,000
Series 2008 B, 1.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,500,000	3,500,000
Series 2008 B7V, 1.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	25,685,000	25,685,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2008 B1, 1.65%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	1,050,000	1,050,000
Series 2008 B4, 1.7%, LOC KBC Bank NV, VRDN (a)	5,600,000	5,600,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	32,100,000	32,597,610
Series A, 2.4% 11/10/08, LOC ABN-AMRO Bank NV, CP	22,400,000	22,400,000
Series B, 5.25% 11/3/08, LOC ABN-AMRO Bank NV, CP	55,000,000	55,000,000
New York Pwr. Auth.:
Series 1, 1.63% 2/3/09, CP	11,000,000	11,000,000
Series 2:
1.7% 12/11/08, CP	21,145,000	21,145,000
3% 3/13/09, CP	18,050,000	18,050,000
3.25% 4/9/09, CP	29,850,000	29,850,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. Proj.) Series 2004 C3, 1.83%, LOC Citibank NA, VRDN (a)(b)	2,600,000	2,600,000
Series C2, 2%, LOC Citibank NA, VRDN (a)(b)	10,000,000	10,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.):
Series 1994 B, 1.8%, LOC JPMorgan Chase Bank, VRDN (a)	12,500,000	12,500,000
Series 1994 D1, 1.5%, LOC JPMorgan Chase Bank, VRDN (a)	18,500,000	18,500,000
New York State Gen. Oblig. Bonds Series 2008 A, 2.5% 3/1/09	14,695,000	14,723,974
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series EGL 08 19, 2.39% (Liquidity Facility Citigroup, Inc.) (a)(d)	6,960,000	6,960,000
Series ROC II R 10306, 2.33% (Liquidity Facility Citibank NA) (a)(d)	19,800,000	19,800,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series Putters 3120, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,325,000	10,325,000
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Bonds Series 2003 A, 5.25%, tender 1/1/09 (a)	50,250,000	50,531,054
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Urban Dev. Corp. Rev.:
Participating VRDN Series Putters 2750, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 5,655,000	$ 5,655,000
Series 2008 A2, 2.85% (Assured Guaranty Corp. Insured), VRDN (a)	9,000,000	9,000,000
Oneida County Gen. Oblig. BAN 2.25% 4/15/09	21,385,000	21,447,643
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Phoenix Central School District BAN 3.75% 12/18/08	17,000,000	17,015,674
Riverhead Indl. Dev. Auth. Indl. Dev. Rev. (Adchem Corp. Facility Proj.) Series 1998, 1.75%, LOC Citibank NA, VRDN (a)(b)	2,280,000	2,280,000
Rochester Gen. Oblig. BAN:
Series 2008 I, 2.5% 2/27/09	52,200,000	52,309,016
Series 2008 II, 2.75% 8/25/09	14,200,000	14,330,693
Rockland County Gen. Oblig. BAN Series 2008 C, 3% 9/3/09	12,771,000	12,903,548
Sachem Central School District of Holbrook TAN 3.5% 6/24/09	21,900,000	22,038,723
Saratoga County Gen. Oblig. BAN 4% 10/30/09	6,760,000	6,806,859
Smithtown Central School District TAN 3.25% 6/26/09	16,700,000	16,801,522
South Huntington Union Free School District TAN 3.5% 6/30/09	16,000,000	16,058,070
Suffolk County Gen. Oblig. TAN Series 2008 II, 3% 9/10/09	55,700,000	56,407,947
Sullivan County Gen. Oblig. BAN 2.75% 5/15/09	11,700,000	11,767,841
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2008 A1, 1.05%, LOC JPMorgan Chase Bank, VRDN (a)	2,300,000	2,300,000
Tarrytown Gen. Oblig. BAN 2.25% 8/14/09	20,847,000	20,938,475
Three Village Central School District BAN 3.5% 6/30/09	18,000,000	18,078,084
Tobacco Settlement Fing. Corp. Bonds Series 2008 B, 4% 6/1/09	9,600,000	9,704,161
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 F, 1.66% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	53,665,000	53,665,000
Series 2005 B3, 1.7% (Liquidity Facility Bank of America NA), VRDN (a)	3,500,000	3,500,000
Series 2005 B4, 2.55% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	32,305,000	32,305,000
Troy Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.) Series 2002 B, 1.5%, LOC JPMorgan Chase Bank, VRDN (a)	4,400,000	4,400,000
Ulster County Gen. Oblig. BAN 3.75% 11/21/08	11,239,280	11,241,774
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Union Endicott Central School District BAN 3% 9/10/09	$ 11,500,000	$ 11,602,540
Vestal Central School District BAN 2.75% 6/16/09	12,700,000	12,774,482
Warren and Washington Counties Indl. Dev. Agcy. Civic Facility Rev. (The Glen at Hiland Meadows Proj.) Series 2000, 1.64%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	11,435,000	11,435,000
West Islip Union Free School District TAN 3.5% 6/26/09	18,500,000	18,577,812
William Floyd Union Free School District BAN 2.5% 6/30/09	29,000,000	29,173,401
		5,210,520,302
New York & New Jersey - 4.1%
Port Auth. of New York & New Jersery Participating VRDN Series WF 08 2C, 1.91% (Liquidity Facility Wells Fargo & Co.) (a)(b)(d)	8,710,000	8,710,000
Port Auth. of New York & New Jersey:
Bonds 138th Series, 4% 12/1/08 (b)	1,500,000	1,502,431
Participating VRDN:
Series BA 08 1055, 1.92% (Liquidity Facility Bank of America NA) (a)(b)(d)	15,580,000	15,580,000
Series BA 08 1066, 1.92% (Liquidity Facility Bank of America NA) (a)(b)(d)	8,205,000	8,205,000
Series BA 08 1067, 1.92% (Liquidity Facility Bank of America NA) (a)(b)(d)	16,840,000	16,840,000
Series BA 08 1107, 1.92% (Liquidity Facility Bank of America NA) (a)(b)(d)	8,085,000	8,085,000
Series EGL 06 107 Class A, 1.92% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	77,600,000	77,600,000
Series EGL 07 0047, 2.4% (Liquidity Facility Citibank NA) (a)(b)(d)	24,800,000	24,800,000
Series EGL 07 0110, 2.38% (Liquidity Facility Citibank NA) (a)(d)	12,000,000	12,000,000
Series Putters 1546, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,355,000	8,355,000
Series Putters 2945, 1.95% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	2,220,000	2,220,000
Series Putters 3090, 1.95% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,550,000	5,550,000
Series Putters 3114, 1.95% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	15,790,000	15,790,000
Series ROC II R 11439, 2.32% (Liquidity Facility Citibank NA) (a)(d)	7,200,000	7,200,000
Series ROC II R 12041, 2.1% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	18,490,000	18,490,000
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
Participating VRDN:
Series ROC II R 9206, 1.93% (Liquidity Facility Citigroup, Inc.) (a)(b)(d)	$ 4,080,000	$ 4,080,000
Series 1991 2, 1.9%, VRDN (a)(b)(e)	6,400,000	6,400,000
Series 2004 3, 1.88%, VRDN (a)	5,365,000	5,365,000
Series 2004 4, 1.96%, VRDN (a)(b)	3,540,000	3,540,000
		250,312,431
North Carolina - 0.1%
North Carolina Gen. Oblig. Series 2002 E, 1.55% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,505,000	3,505,000
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	4,950,000	4,950,000
		8,455,000
Ohio - 0.0%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 2.5%, VRDN (a)	1,000,000	1,000,000
Pennsylvania - 0.1%
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Haverford School Proj.) Series 2008, 2%, LOC Citizens Bank of Pennsylvania, VRDN (a)	3,100,000	3,100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Marywood Univ. Proj.) Series A, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,000,000	2,000,000
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 1.82%, LOC RBS Citizens NA, VRDN (a)	3,800,000	3,800,000
		8,900,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series Putters 2761, 1.83% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,000,000	10,000,000
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2005 A, 1.3%, VRDN (a)	5,400,000	5,400,000
Municipal Securities - continued
	Principal Amount	Value
South Carolina - 0.1%
Charleston Wtrwks. & Swr. Rev. Series A, 1.5% (Liquidity Facility Bank of America NA), VRDN (a)	$ 5,000,000	$ 5,000,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Giant Cement Holding, Inc. Proj.) 1.9%, LOC Citibank NA, VRDN (a)(b)	1,650,000	1,650,000
		6,650,000
Tennessee - 0.1%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 B, 1.85%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800,000	4,800,000
Texas - 0.3%
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1992, 0.8%, VRDN (a)	1,600,000	1,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	4,850,000	4,850,000
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 1.6% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,245,000	3,245,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series ROC II R 11496, 1.85% (Liquidity Facility Citibank NA) (a)(d)	4,590,000	4,590,000
Texas Gen. Oblig. (Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 1.58% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	4,880,000	4,880,000
West Side Calhoun County Navigation District Sewage Solid Waste Disp. Rev. (BP Chemicals, Inc. Proj.) Series 1996, 1.2% (BP PLC Guaranteed), VRDN (a)(b)	600,000	600,000
		19,765,000
Virginia - 0.3%
Fairfax County Econ. Dev. Auth. Rev. (Smithsonian Institution Proj.) Series A, 1.5% (Liquidity Facility Bank of America NA), VRDN (a)	10,575,000	10,575,000
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D2, 1.44%, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
		15,375,000
Municipal Securities - continued
	Principal Amount	Value
Washington - 0.1%
Port Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 1984 A, 1.6%, LOC Bank of America NA, VRDN (a)	$ 1,100,000	$ 1,100,000
Washington Gen. Oblig. Participating VRDN Series Putters 748, 2.57% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,355,000	3,355,000
		4,455,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	8,600,000	8,600,000
Wyoming - 0.2%
Lincoln County Poll. Cont. Rev.:
(Exxon Corp. Proj.):
Series 1987 A, 0.9%, VRDN (a)(b)	2,550,000	2,550,000
Series 1987 C, 0.9%, VRDN (a)(b)	6,000,000	6,000,000
Series 1997 B, 0.9%, VRDN (a)(b)	2,550,000	2,550,000
		11,100,000
TOTAL INVESTMENT PORTFOLIO - 94.4% (Cost $5,723,462,733)		5,723,462,733
NET OTHER ASSETS - 5.6%		336,656,658
NET ASSETS - 100%		$ 6,060,119,391
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 2, 1.9%, VRDN	12/3/03	$ 6,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 260,254
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,723,462,733	$ -	$ 5,723,462,733	$ -
Income Tax Information
At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,723,462,733.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® New York AMT Tax-Free
Money Market Fund

New York AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2008

1.809073.104

SNM-QTLY-1208

Investments October 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 88.6%
	Principal Amount	Value
District Of Columbia - 0.2%
District of Columbia Rev. (The Pew Charitable Trust Proj.) Series 2008 A, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 6,000,000	$ 6,000,000
Florida - 1.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.):
Series 2004 C, 1.2%, LOC Bank of America NA, VRDN (a)	1,160,000	1,160,000
Series 2008 A, 0.8%, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
Sarasota County Continuing Care Retirement Cmnty. Rev. (Glenridge Palmer Proj.) Series 2006, 1.45%, LOC Bank of Scotland PLC, VRDN (a)	25,000,000	25,000,000
		30,760,000
Kentucky - 0.3%
Boyle County College Rev. (Centre College Proj.) Series 2008 A, 1.68%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,385,000	10,385,000
Maryland - 0.1%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 1.2%, VRDN (a)	4,500,000	4,500,000
Nebraska - 0.3%
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 1.2%, LOC JPMorgan Chase Bank, VRDN (a)	6,600,000	6,600,000
Nebraska Pub. Pwr. District Rev. Bonds Series 2005 B2, 5% 1/1/09	3,600,000	3,618,923
		10,218,923
New York - 84.5%
Albany Gen. Oblig. BAN 2.75% 7/10/09	11,825,600	11,911,150
Albany Indl. Dev. Agcy. Civic Facility Rev. (Albany Med. Ctr. Proj.) Series 2007 C, 1.9%, LOC Bank of America NA, VRDN (a)	2,135,000	2,135,000
Amityville Union Free School District TAN 3.5% 6/26/09	10,000,000	10,032,467
Arlington Central School District BAN Series A, 2.75% 5/15/09	16,525,000	16,600,306
Binghamton Gen. Oblig. BAN Series 2008 A, 2.75% 1/30/09	3,970,000	3,976,420
Central Islip Union Free School District TAN 2.75% 6/30/09	10,200,000	10,267,465
Clarkstown Central School District TAN 1.75% 11/7/08	14,500,000	14,500,280
Eastport-South Manor Central School District TAN 3.5% 6/26/09	11,250,000	11,337,127
Erie County Indl. Dev. Agcy. Rev. (Orchard Park CCRC, Inc. Proj.) Series 2006 B, 1.57%, LOC RBS Citizens NA, VRDN (a)	5,000,000	5,000,000
Geneva BAN Series 2008 C, 2.25% 5/21/09	16,716,054	16,744,023
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Herricks Union Free School District TAN 2.25% 6/26/09	$ 2,000,000	$ 2,006,780
Ithaca Gen. Oblig. BAN Series 2008 A, 3.25% 1/16/09	13,130,888	13,143,602
Kings Park Central School District TAN 2.25% 6/26/09	13,000,000	13,044,070
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2001 1B, 1.15%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	22,900,000	22,900,000
Subseries 3B, 0.85%, LOC WestLB AG, VRDN (a)	9,500,000	9,500,000
Metropolitan Trans. Auth. Svc. Contract Rev. Bonds Series 2002 B, 5% 1/1/09	5,000,000	5,025,773
Middle Country Century School District Centereach TAN 2.75% 6/30/09	11,800,000	11,886,859
Monroe County Indl. Dev. Agcy. Civic Facility Rev. (Margaret Woodbury Strong Museum Proj.) Series 2005, 1.7%, LOC JPMorgan Chase Bank, VRDN (a)	3,775,000	3,775,000
Nassau Co. Swr. & Storm Wtr. Fin.:
3.5% 11/10/08, LOC Bank of America NA, CP	14,500,000	14,500,000
3.5% 11/12/08, LOC Bank of America NA, CP	5,000,000	5,000,000
3.5% 11/13/08, LOC Bank of America NA, CP	10,700,000	10,700,000
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 1.25%, LOC LaSalle Bank NA, VRDN (a)	7,550,000	7,550,000
Nassau County Interim Fin. Auth.:
Series 2008 A, 1.3% (Liquidity Facility BNP Paribas SA), VRDN (a)	15,000,000	15,000,000
Series 2008 B, 1.35% (Liquidity Facility KBC Bank NV), VRDN (a)	15,000,000	15,000,000
New Rochelle City School District TAN 2% 12/5/08	13,500,000	13,503,213
New York City Gen. Oblig.:
Bonds:
Series 2004 E, 5.25% 8/1/09	13,600,000	13,876,848
Series 2008 G, 5% 8/1/09	6,300,000	6,427,440
Series 2009 B3, 3.5%, tender 3/2/09, LOC TD Banknorth, NA (a)	5,000,000	5,004,823
Participating VRDN:
Series BA 08 1052, 1.77% (Liquidity Facility Bank of America NA) (a)(c)	12,895,000	12,895,000
Series BA 08 1064, 1.77% (Liquidity Facility Bank of America NA) (a)(c)	13,040,000	13,040,000
Series BA 08 1131, 2.72% (Liquidity Facility Bank of America NA) (a)(c)	9,715,000	9,715,000
Series Putters 2279, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,175,000	11,175,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series Putters 2951, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 4,460,000	$ 4,460,000
Series Putters 3118, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,185,000	5,185,000
Series 1993 A4, 3.2%, LOC Landesbank Baden- Wuert, VRDN (a)	1,000,000	1,000,000
Series 1993 E5, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Series 1994 A10, 0.59%, LOC JPMorgan Chase Bank, VRDN (a)	8,380,000	8,380,000
Series 1994 A4, 1.15%, LOC WestLB AG, VRDN (a)	8,300,000	8,300,000
Series 1994 A5:
0.85%, LOC KBC Bank NV, VRDN (a)	1,400,000	1,400,000
0.85%, LOC KBC Bank NV, VRDN (a)	1,500,000	1,500,000
Series 1994 A7, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Series 1994 E5, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
Series 1994 H5, 1.15% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100,000	8,100,000
Series 1995 B4, 1.65% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	20,500,000	20,500,000
Series 1995 B8, 1.68%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	16,460,000	16,460,000
Series 1995 B9, 1.68%, LOC JPMorgan Chase Bank, VRDN (a)	5,700,000	5,700,000
Series 1995 F4, 1.73%, LOC Landesbank Hessen- Thuringen, VRDN (a)	6,695,000	6,695,000
Series 1995 F5, 1.68%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	10,100,000	10,100,000
Series 2003 C2, 1.68%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	30,115,000	30,115,000
Series 2003 C4, 1.36%, LOC BNP Paribas SA, VRDN (a)	27,650,000	27,650,000
Series 2003 C5, 1.36%, LOC Bank of New York, New York, VRDN (a)	1,050,000	1,050,000
Series 2003 G2, 1.5%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	1,935,000	1,935,000
Series 2003 G3, 1.25%, LOC WestLB AG, VRDN (a)	2,800,000	2,800,000
Series 2004 A3, 1.68%, LOC BNP Paribas SA, VRDN (a)	5,575,000	5,575,000
Series 2004 A6, 1.65%, LOC Landesbank Baden- Wuert, VRDN (a)	34,045,000	34,045,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2004 H6, 1.45%, LOC Bank of America NA, VRDN (a)	$ 40,030,000	$ 40,030,000
Series 2004 H7, 0.7%, LOC KBC Bank NV, VRDN (a)	7,555,000	7,555,000
Series 2006 E2, 0.7%, LOC Bank of America NA, VRDN (a)	32,460,000	32,460,000
Series 2006 E3, 1.74%, LOC Bank of America NA, VRDN (a)	12,050,000	12,050,000
Series 2006 E4, 1.71%, LOC Bank of America NA, VRDN (a)	46,175,000	46,175,000
Series 2006 I3, 1.45%, LOC Bank of America NA, VRDN (a)	1,500,000	1,500,000
Series 2006 I4, 1.75%, LOC Bank of New York, New York, VRDN (a)	5,200,000	5,200,000
Series 2006 I5, 1.05%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	1,000,000	1,000,000
Series 2008 J10, 1.3% (Liquidity Facility BNP Paribas SA), VRDN (a)	22,910,000	22,910,000
Series 2008 J11, 1.3% (Liquidity Facility KBC Bank NV), VRDN (a)	12,500,000	12,500,000
Series 2008 J5, 1.2% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,100,000	2,100,000
Series 2008 J7, 1.6%, LOC Landesbank Baden- Wuert, VRDN (a)	33,000,000	33,000,000
Series 2008 J9, 1.31% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	25,000,000	25,000,000
Series A10, 0.59%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Subseries 1994 B3, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
New York City Health & Hosp. Corp. Rev.:
Series 2008 B, 1.25%, LOC TD Banknorth, NA, VRDN (a)	7,400,000	7,400,000
Series 2008 C, 1.35%, LOC TD Banknorth, NA, VRDN (a)	9,700,000	9,700,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 1.25%, LOC RBS Citizens NA, VRDN (a)	2,000,000	2,000,000
(Columbus Apts. Proj.) Series A, 1.45%, LOC Fannie Mae, VRDN (a)	15,300,000	15,300,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 West Street Proj.) Series 2006 A, 1.75%, LOC Fannie Mae, VRDN (a)	16,830,000	16,830,000
(James Tower Dev. Proj.) Series 2002 A, 1.45%, LOC Fannie Mae, VRDN (a)	4,350,000	4,350,000
(Related-Carnegie Park Proj.) Series 1997 A, 1.35%, LOC Fannie Mae, VRDN (a)	20,105,000	20,105,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.: - continued
(Related-Monterey Proj.) Series 1997 A, 1.45%, LOC Fannie Mae, VRDN (a)	$ 39,310,000	$ 39,310,000
(Two Gold Street Proj.) Series 2006 A, 1.75%, LOC Fannie Mae, VRDN (a)	10,000,000	10,000,000
New York City Hsg. Dev. Corp. Residential Rev. (Queens College Residences Proj.) Series 2008 A, 1.7%, LOC RBS Citizens NA, VRDN (a)	17,000,000	17,000,000
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(Lycee Francais de New York Proj.) Series 2002 B, 1.15%, LOC JPMorgan Chase Bank, VRDN (a)	3,000,000	3,000,000
(Planned Parenthood Proj.) 1.4%, LOC Bank of America NA, VRDN (a)	4,645,000	4,645,000
(The Birch Wathen Lenox School Proj.) Series 2004, 1.87%, LOC Allied Irish Banks PLC, VRDN (a)	2,510,000	2,510,000
New York City Indl. Dev. Agcy. Rev. (123 Washington LLC Proj.) Series 2007, 1.45%, LOC Landesbank Baden- Wuert, VRDN (a)	11,000,000	11,000,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 1.4%, LOC Bank of America NA, VRDN (a)	8,464,000	8,464,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series BA 08 1074, 1.77% (Liquidity Facility Bank of America NA) (a)(c)	4,950,000	4,950,000
Series BA 08 1192, 1.77% (Liquidity Facility Bank of America NA) (a)(c)	2,750,000	2,750,000
Series BBT 08 15, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	21,825,000	21,825,000
Series EGL 06 69 Class A, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	10,100,000	10,100,000
Series EGL 06 74 Class A, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	13,000,000	13,000,000
Series PT 3992, 1.76% (Liquidity Facility Wells Fargo & Co.) (a)(c)	3,000,000	3,000,000
Series Putters 2489, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	975,000	975,000
Series Putters 3092, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,405,000	13,405,000
Series Putters 3117, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,080,000	5,080,000
Series Putters 624, 2.27% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,545,000	3,545,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 11264, 1.84% (Liquidity Facility Citibank NA) (a)(c)	$ 4,040,000	$ 4,040,000
Series ROC II R 12010, 1.84% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,600,000	5,600,000
Series ROC II R 12192, 1.86% (Liquidity Facility Citibank NA) (a)(c)	17,370,000	17,370,000
Series ROC II R 406, 1.84% (Liquidity Facility Citibank NA) (a)(c)	3,870,000	3,870,000
Series 2000 C, 3.75% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,100,000	1,100,000
Series 2001 F1, 2.7% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,200,000	1,200,000
Series 2005 AA2, 2.15% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,900,000	1,900,000
Series 2006 AA1, 1.05% (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,100,000	6,100,000
Series 2008 B1, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	18,698,000	18,698,000
Series 2008 B2, 1.15% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	18,195,000	18,195,000
Series 2008 B3, 0.7% (Liquidity Facility Bank of America NA), VRDN (a)	7,200,000	7,200,000
Series 2008 BB2, 1.25% (Liquidity Facility Bank of America NA), VRDN (a)	12,300,000	12,300,000
Series 2009 BB1, 0.85%, LOC Landesbank Hessen-Thuringen, VRDN (a)	28,200,000	28,200,000
Series 2009 BB2, 0.8%, LOC Landesbank Hessen- Thuringen, VRDN (a)	30,300,000	30,300,000
Series 6, 1.75% 1/22/09 (Liquidity Facility Landesbank Baden-Wuert) (Liquidity Facility Landesbank Hessen-Thuringen), CP	39,400,000	39,400,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1075, 1.77% (Liquidity Facility Bank of America NA) (a)(c)	5,000,000	5,000,000
Series BA 08 1190, 1.77% (Liquidity Facility Bank of America NA) (a)(c)	610,000	610,000
Series Putters 2222, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,890,000	2,890,000
Series 1999 A1, 2.65% (Liquidity Facility WestLB AG), VRDN (a)	27,970,000	27,970,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 1999 A2:
1.7% (Liquidity Facility Bank of Nova Scotia), VRDN (a)	$ 4,810,000	$ 4,810,000
1.7% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,800,000	4,800,000
Series 2001 A, 1.95% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	37,000,000	37,000,000
Series 2001 B, 1.15% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	2,300,000	2,300,000
Series 2003 1A, 1.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,780,000	15,780,000
Series 2003 1B, 1.95% (Liquidity Facility Societe Generale), VRDN (a)	5,500,000	5,500,000
Series 2003 1D, 1.15% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,110,000	4,110,000
Series 2003 1E, 1.25% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,280,000	4,280,000
Series 2003 2A, 1.9% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,315,000	2,315,000
Series 2003 2C, 1.95% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	30,425,000	30,425,000
Series 2003 2D, 1.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	7,120,000	7,120,000
Series 2003 2F, 1.15% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	1,900,000	1,900,000
Series 2003 C2, 1.15% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	20,000,000	20,000,000
Series C, 0.75% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,450,000	4,450,000
New York City Trust Cultural Resources Rev.:
(Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A1, 0.8%, LOC Bank of America NA, VRDN (a)	33,000,000	33,000,000
Participating VRDN Series BA 08 3316, 1.77% (Liquidity Facility Bank of America NA) (a)(c)	2,905,000	2,905,000
New York Convention Ctr. Dev. Corp. Rev. Participating VRDN Series EGL 06 72 Class A, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	28,400,000	28,400,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series ROC II R 12106, 1.83% (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series BBT 08 18, 1.6% (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	15,475,000	15,475,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 06 0138 Class A, 1.85% (Liquidity Facility Citibank NA) (a)(c)	$ 5,000,000	$ 5,000,000
Series EGL 06 47 Class A, 1.84% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	31,905,000	31,905,000
Series EGL 07 0002, 1.83% (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 1.83% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	25,600,000	25,600,000
Series Putters 1955, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,600,000	12,600,000
Series Putters 3169, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,995,000	8,995,000
Series ROC II R 11534, 1.84% (Liquidity Facility Citibank NA) (a)(c)	3,035,000	3,035,000
(College of New Rochelle Proj.) Series 2008, 1.7%, LOC RBS Citizens NA, VRDN (a)	4,000,000	4,000,000
(Fordham Univ. Proj.) Series 2008 A2, 1.25%, LOC Allied Irish Banks PLC, VRDN (a)	8,000,000	8,000,000
(New York City Court Facilities Lease Proj.) Series 2005 B, 1.4%, LOC Bayerische Landesbank Girozentrale, VRDN (a)	20,700,000	20,700,000
(The Culinary Institute of America Proj.) Series 2006, 1.65%, LOC TD Banknorth, N.A., VRDN (a)	5,900,000	5,900,000
(Univ. of Rochester Proj.):
Series 2003 C, 1.68%, LOC JPMorgan Chase Bank, VRDN (a)	10,000,000	10,000,000
Series 2006 B1, 1.25%, LOC Bank of America NA, VRDN (a)	9,000,000	9,000,000
Series 2008 A1, 1.39%, LOC Bank of America NA, VRDN (a)	10,900,000	10,900,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series BA 07 1042, 1.77% (Liquidity Facility Bank of America NA) (a)(c)	8,280,000	8,280,000
Series Putters 3155, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,810,000	6,810,000
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,185,000	3,185,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 1.75%, LOC Fannie Mae, VRDN (a)	55,745,000	55,744,999
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(88 Leonard Street Proj.) Series 2005 A, 1.25%, LOC Landesbank Hessen-Thuringen, VRDN (a)	$ 48,000,000	$ 48,000,000
(MF Associates Proj.) Series 1991, 1.4%, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,700,000	9,700,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 1.5%, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,945,000	14,945,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 1.75%, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000,000	2,000,000
New York Local Govt. Assistance Corp.:
Series 1994 B, 2.5%, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, VRDN (a)	27,800,000	27,800,000
Series 1995 B, 1.35%, LOC Bank of Nova Scotia, VRDN (a)	1,954,000	1,954,000
Series 1995 C, 1.35% (New York State Gen. Oblig. Guaranteed), LOC Landesbank Hessen- Thuringen, VRDN (a)	1,000,000	1,000,000
Series 1995 D, 1.35%, LOC Societe Generale, VRDN (a)	3,200,000	3,200,000
Series 1995 E, 1.35%, LOC Landesbank Hessen- Thuringen, VRDN (a)	7,185,000	7,185,000
Series 1995 F, 1.75% (New York State Gen. Oblig. Guaranteed), LOC Societe Generale, VRDN (a)	7,875,000	7,875,000
Series 1995 G, 1.34% (New York State Gen. Oblig. Guaranteed), LOC Bank of Nova Scotia, VRDN (a)	6,000,000	6,000,000
Series 2008 B, 1.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	39,455,000	39,455,000
Series 2008 B7V, 1.65% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	17,100,000	17,100,000
Series 2008 BAV, 1.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	52,730,000	52,730,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 B3, 1.65%, LOC Lloyds TSB Bank PLC, VRDN (a)	1,000,000	1,000,000
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 C, 3.5% 11/15/09	17,900,000	18,177,484
Participating VRDN Series ROC II R 594PB, 2.12% (Liquidity Facility Deutsche Postbank AG) (a)(c)	2,995,000	2,995,000
Series 2002 G1, 1%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	35,000,000	35,000,000
Series 2005 G, 0.59%, LOC BNP Paribas SA, VRDN (a)	1,930,000	1,930,000
Series 2005 G2, 0.8%, LOC BNP Paribas SA, VRDN (a)	1,500,000	1,500,000
Series A, 2.4% 11/10/08, LOC ABN-AMRO Bank NV, CP	12,600,000	12,600,000
New York Pwr. Auth.:
Bonds 1.6%, tender 3/2/09 (a)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
New York - continued
New York Pwr. Auth.: - continued
Series 1:
1.62% 12/4/08, CP	$ 41,760,000	$ 41,760,000
1.63% 12/5/08, CP	3,525,000	3,525,000
1.63% 2/3/09, CP	17,000,000	17,000,000
1.65% 12/2/08, CP	15,931,000	15,931,000
1.85% 12/10/08, CP	28,407,000	28,407,000
Series 2, 1.7% 12/11/08, CP	16,425,000	16,425,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. (New York State Elec. & Gas Corp. Proj.) Series 1994 C, 1.43%, LOC Wells Fargo Bank NA, VRDN (a)	12,800,000	12,800,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series 07 102, 1.76% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(c)	2,000,000	2,000,000
Series ROC II R 12090, 2.33% (Liquidity Facility Citigroup, Inc.) (a)(c)	20,000,000	20,000,000
New York Thruway Auth. Personal Income Tax Rev. Bonds Series 2008 A, 3% 3/15/09	7,710,000	7,751,326
New York Urban Dev. Corp. Correctional Youth Facilities Svc. Bonds Series 2003 A:
5%, tender 1/1/09 (a)	11,825,000	11,871,427
5.25%, tender 1/1/09 (a)	33,035,000	33,178,998
New York Urban Dev. Corp. Rev.:
Participating VRDN:
Series Putters 2283, 2.27% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,375,000	14,375,000
Series Putters 2329, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,625,000	3,625,000
Series SG 163, 1.69% (Liquidity Facility Societe Generale) (a)(c)	10,760,000	10,760,000
Series 2008 A2, 2.85% (Assured Guaranty Corp. Insured), VRDN (a)	15,000,000	15,000,000
Series 2008 A4, 2.85% (Assured Guaranty Corp. Insured), VRDN (a)	20,000,000	20,000,000
Series 2008 A5, 1.7%, LOC TD Banknorth, NA, VRDN (a)	11,800,000	11,800,000
Northport-East Northport Union Free School District TAN 2.75% 6/25/09	16,000,000	16,111,161
Oceanside Union Free School District TAN 2.75% 6/24/09	17,000,000	17,105,363
Oyster Bay Gen. Oblig. BAN Series 2008 C, 2.75% 9/18/09	5,000,000	5,048,018
Palmyra-Macedon Central School District BAN 2.75% 6/18/09	10,300,000	10,364,105
Riverhead Central School District TAN 3.5% 6/30/09	17,000,000	17,082,680
Municipal Securities - continued
	Principal Amount	Value
New York - continued
Rochester Gen. Oblig. BAN:
Series 2008 I, 2.5% 2/27/09	$ 34,920,000	$ 34,992,928
Series 2008 II, 2.75% 8/25/09	9,800,000	9,890,197
Rockland County Gen. Oblig. BAN Series 2008 C, 3% 9/3/09	8,800,000	8,891,334
Sachem Central School District of Holbrook TAN 3.5% 6/24/09	13,700,000	13,786,781
Smithtown Central School District TAN 3.25% 6/26/09	9,300,000	9,356,536
Starpoint Central School District BAN 2.5% 7/29/09	11,865,000	11,941,797
Suffolk County Gen. Oblig. TAN Series 2008 II, 3% 9/10/09	29,300,000	29,672,403
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (St. Francis Monastery Proj.) Series 2006, 1.57%, LOC KBC Bank NV, VRDN (a)	9,030,000	9,030,000
Suffolk County Wtr. Auth. 1.3% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	10,835,000	10,835,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.):
Series 2008 A1, 1.05%, LOC JPMorgan Chase Bank, VRDN (a)	2,500,000	2,500,000
Series 2008 A2, 1.05%, LOC JPMorgan Chase Bank, VRDN (a)	1,300,000	1,300,000
Tobacco Settlement Fing. Corp. Bonds:
Series 2003 A1, 5% 6/1/09	1,340,000	1,359,939
Series 2008 B, 4% 6/1/09	6,670,000	6,742,370
Tompkins County Gen. Oblig. RAN 3.5% 12/19/08	2,500,000	2,502,079
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series BA 08 1188, 1.77% (Liquidity Facility Bank of America NA) (a)(c)	3,000,000	3,000,000
Series 2002 F, 1.66% (Liquidity Facility ABN-AMRO Bank NV), VRDN (a)	35,525,000	35,525,000
Series 2005 B3, 1.7% (Liquidity Facility Bank of America NA), VRDN (a)	2,700,000	2,700,000
Series 2005 B4, 2.55% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	50,405,000	50,405,000
Troy Indl. Dev. Auth. Civic Facilities Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2002 B, 1.5%, LOC JPMorgan Chase Bank, VRDN (a)	26,200,000	26,200,000
Series 2002 C, 1.5%, LOC Allied Irish Banks PLC, VRDN (a)	28,000,000	28,000,000
William Floyd Union Free School District BAN 2.5% 6/30/09	20,500,000	20,622,576
		2,743,937,147
Municipal Securities - continued
	Principal Amount	Value
New York & New Jersey - 1.6%
Port Auth. of New York & New Jersey:
Participating VRDN Series ROC II R 12008, 1.83% (Liquidity Facility Citigroup, Inc.) (a)(c)	$ 8,710,000	$ 8,710,000
Series 2004 2, 1.88%, VRDN (a)	8,300,000	8,300,000
Series 2006 3, 1.88%, VRDN (a)	22,120,000	22,120,000
Series 2008 2, 1.88%, VRDN (a)	13,810,000	13,810,000
		52,940,000
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Rev. (Integris Health Group Proj.) Series 2007 A3, 1.25% (Assured Guaranty Corp. Insured), VRDN (a)	3,100,000	3,100,000
Texas - 0.4%
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Health Resources Proj.) Series 2008 B, 1.55%, VRDN (a)	5,325,000	5,325,000
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/09	6,975,000	7,067,893
		12,392,893
Utah - 0.1%
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.) Series 2005 B, 1.25% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500,000	1,500,000
TOTAL INVESTMENT PORTFOLIO - 88.6% (Cost $2,875,733,963)		2,875,733,963
NET OTHER ASSETS - 11.4%		369,930,612
NET ASSETS - 100%		$ 3,245,664,575
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Security collateralized by an amount sufficient to pay interest and principal.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 876
Other Information

The following is a summary of the inputs used, as of October 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,875,733,963	$ -	$ 2,875,733,963	$ -
Income Tax Information
At October 31, 2008, the aggregate cost of investment securities for income tax purposes was $2,875,733,963.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2008